UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

M3Sixty Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO  64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-934-5550

Date of fiscal year end:  06/30/2016

Date of reporting period: 12/31/2015

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the IMS Family of Funds, series of the 360 Funds, for the period ended December 31, 2015 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

IMS Capital Value Fund
IMS Strategic Income Fund
IMS Dividend Growth Fund

Semi-Annual Report

December 31, 2015

Fund Advisor:

IMS Capital Management, Inc.
8995 S.E. Otty Road
Portland, OR 97086
Toll Free (800) 934-5550

FUND HOLDINGS – (Unaudited)

IMS Capital Value Fund Holdings as of December 31, 20151

Common Stock of Companies with Market Cap > $11 Billion
Common Stock of Companies with Market Cap $2 Billion to $11 Billion
Common Stock of Companies with Market Cap less than $2 Billion
Money Market Securities
Liabilities in Excess of Other Assets, net
70.00%
60.00%
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
65.87%
21.26%
9.34%
3.58%
-0.05%

The investment objective of the IMS Capital Value Fund is long-term growth from capital appreciation and, secondarily, income from dividends and interest. The Capital Value Fund invests primarily in the common stocks of mid-cap and large-cap U.S. companies, with mid-cap companies generally having a total market capitalization of $2 billion to $11 billion and large-cap U.S. companies generally having a total market capitalization greater than $11 billion.

IMS Strategic Income Fund Holdings as of December 31, 20151

1 As a percent of net assets.

FUND HOLDINGS – (Unaudited) (continued)

The investment objective of the IMS Strategic Income Fund is current income, and a secondary objective of capital appreciation. In pursuing its investment objectives, the Strategic Income Fund generally invests in corporate bonds, government bonds, dividend-paying common stocks, preferred and convertible preferred stocks, income trusts (including business trusts, oil royalty trusts and real estate investment trusts), money market instruments and cash equivalents. The Strategic Income Fund may also invest in structured products, such as reverse convertible notes, a type of structured note, and in 144A securities that are purchased in private placements and thus are subject to restrictions on resale (either as a matter of contract or under federal securities laws), but only where the Adviser has determined that a liquid trading market exists. Under normal circumstances, the Strategic Income Fund will invest at least 80% of its assets in dividend paying or other income producing securities.

IMS Dividend Growth Fund Holdings as of December 31, 20151

1 As a percent of net assets.

The investment objective of the IMS Dividend Growth Fund is long-term growth from capital appreciation and dividends. The Dividend Growth Fund invests primarily in a diversified portfolio of dividend–paying common stocks. The Dividend Growth Fund’s advisor, IMS Capital Management, Inc., employs a combination of fundamental, technical and macro market research to identify companies that the Adviser believes have the ability to maintain or increase their dividend payments, because of their significant cash flow production.

Availability of Portfolio Schedules – (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 through December 31, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is only useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

IMS Funds	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During the Period* July 1, 2015 – December 31, 2015
Capital Value Fund
Actual (-9.11%)	$1,000.00	$908.90	$7.99
Hypothetical**	$1,000.00	$1,016.80	$8.44
Strategic Income Fund
Actual (-19.70)%	$1,000.00	$803.00	$8.95
Hypothetical**	$1,000.00	$1,015.30	$10.01
Dividend Growth Fund
Actual (-7.52%)	$1,000.00	$924.80	$9.46
Hypothetical**	$1,000.00	$1,015.40	$9.91

*	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the partial year period). The annualized expense ratios for the Capital Value Fund, Strategic Income Fund, and the Dividend Growth Fund were 1.66%, 1.97%, and 1.95%, respectively.
**	Assumes a 5% annual return before expenses.

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

COMMON STOCK - 96.46%	Shares	Fair Value

Consumer Discretionary - 26.74%
Amazon.com, Inc. (a)	1,920	$1,297,709
AutoZone, Inc. (a)	1,400	1,038,674
Dollar Tree, Inc. (a)	30,000	2,316,600
Domino's Pizza, Inc.	9,600	1,068,000
Home Depot, Inc.	7,000	925,750
Noodles & Co. (a)	79,895	774,183
Service Corp. International	30,000	780,600
Starbucks Corp.	13,200	792,396
Yum! Brands, Inc.	22,000	1,607,100
		10,601,012
Consumer Staples - 2.56%
Dr Pepper Snapple Group, Inc.	10,900	1,015,880

Energy - 9.11%
Apache Corp.	15,600	693,732
EOG Resources, Inc.	8,200	580,478
National Oilwell Varco, Inc.	15,700	525,793
Noble Energy, Inc.	15,400	507,122
Occidental Petroleum Corp.	10,200	689,622
Schlumberger Ltd.	8,800	613,800
		3,610,547
Financials - 19.01%
Bank of America Corp.	37,100	624,393
Capital One Financial Corp.	20,000	1,443,600
Ezcorp, Inc. - Class A (a)	210,600	1,050,894
Federated Investors, Inc. - Class B	55,700	1,595,805
Genworth Financial, Inc. (a)	163,200	608,736
Lincoln National Corp.	14,200	713,692
Umpqua Holdings Corp.	46,000	731,400
Weyerhaeuser Co.	25,600	767,488
		7,536,008
Health Care - 17.81%
Edwards Lifesciences Corp. (a)	8,800	695,024
Gilead Sciences, Inc.	7,000	708,330
IDEXX Laboratories, Inc. (a)	9,400	685,448
InVivo Therapeutics Holdings Corp. (a)	175,933	1,266,718
Merck & Co., Inc.	11,200	591,584
OPKO Health, Inc. (a)	51,200	514,560
Patterson Cos., Inc.	11,400	515,394
Tenet Healthcare Corp. (a)	26,000	787,800
Zimmer Biomet Holdings, Inc.	6,100	625,799
Zoetis, Inc.	14,000	670,880
		7,061,537

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

COMMON STOCK - 96.46% (continued)	Shares	Fair Value

Industrials - 6.01%
FedEx Corp.	5,000	$744,950
Stanley Black & Decker, Inc.	8,000	853,840
Union Pacific Corp.	10,000	782,000
		2,380,790
Information Technology - 12.29%
Alphabet, Inc. - Class C (a)	1,400	1,062,432
Micron Technology, Inc. (a)	45,600	645,696
Paychex, Inc.	16,200	856,818
PayPal Holdings, Inc. (a)	25,100	908,620
Take-Two Interactive Software, Inc. (a)	14,600	508,664
Yahoo!, Inc. (a)	26,800	891,368
		4,873,598
Telecommunication Services - 2.93%
Sprint Corp. (a)	150,000	542,999
Verizon Communications, Inc.	13,400	619,348
		1,162,347

TOTAL COMMON STOCK (Cost $36,364,003)		38,241,719

MONEY MARKET SECURITIES - 3.59%
Federated Prime Obligations Fund - Institutional Shares, 0.24% (b)	1,420,451	1,420,451

TOTAL MONEY MARKET SECURITIES (Cost $1,420,451)		1,420,451

TOTAL INVESTMENTS (Cost $37,784,454) - 100.05%		$39,662,170
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.05%)		(17,937)
NET ASSETS - 100.00%		$39,644,233

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the yield at December 31, 2015, is subject to change and resets daily.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

CORPORATE BONDS - 39.51%	Principal Amount	Fair Value

Bridgemill Finance LLC, 8.000%, 07/15/2017 (b) (d)	$919,786	$915,187
California Resources Corp., 5.000%, 01/15/2020	725,000	258,282
Clayton Williams Energy, Inc., 7.750%, 04/01/2019	500,000	385,625
Community Choice Financial, Inc., 10.750%, 05/01/2019	1,000,000	262,500
Diamond Offshore Drilling, Inc., 5.70%, 10/15/2039	750,000	512,730
Linn Energy LLC/Linn Energy Finance Corp. , 6.250%, 11/01/2019	900,000	148,500
Performance Drilling Co. LLC, 6.000%, 09/30/2022 (b) (f) (g)	1,420,804	539,905
Plaza of Orlando Condominium Finance Co. LLC, 5.500%, 05/15/2031 (b) (d) (f)	361,000	306,850
Sabine Oil & Gas Corp., 7.250%, 06/15/2019 (g) (i)	1,375,000	85,938
Sanchez Energy Corp., 7.750%, 06/15/2021	500,000	305,000
Thornton Drilling Co., 5.000%, 06/15/2018 (b) (e) (f) (g)	477,977	191,191
Ultra Petroleum Corp., 5.750%, 12/15/2018 (d)	600,000	144,000
Whiting Petroleum Corp., 5.000%, 03/15/2019	550,000	415,250

TOTAL CORPORATE BONDS (Cost $9,153,833)		4,470,958

FOREIGN BONDS DENOMINATED IN US DOLLARS - 9.78%

Cash Store Financial Services, Inc., 11.500%, 01/31/2017 (d) (e) (f) (g)	1,289,000	178,174
Newland International Properties Corp., 9.500%, 07/03/2017 (d) (i)	632,850	221,498
Newland International Properties Corp., 9.500%, 07/03/2017 (h) (i)	385,990	135,096
Oceanografia SA de CV, 11.250%, 07/15/2015 (e) (g) (h)	1,150,000	23,000
Panama Canal Railway Co., 7.000%, 11/01/2026 (h)	554,400	549,410

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $3,655,505)		1,107,178

STRUCTURED NOTES - 43.22%

Bank of Nova Scotia Callable Steepener Note Series A, 6.164%, 07/29/2033 (c)	700,000	607,250
Barclays Bank PLC Callable Leveraged Steepener Note, 6.480%, 07/31/2034 (c)	750,000	645,937
Citigroup, Inc. Callable Barrier Range Accrual Index Linked Note, 8.000%, 01/30/2023 (c)	448,000	430,842
JP Morgan Chase & Co. Callable Range Accrual Rate Linked Note, 10.000%, 05/06/2030 (c)	500,000	460,000
Morgan Stanley Senior Floating Rate Conversion CMS and Index Linked Note, 9.430%, 03/25/2031 (c)	600,000	577,500
Morgan Stanley Fixed to Floating Rate Leveraged CMS and Index Linked Note, 7.660%, 08/30/2028 (c)	350,000	310,625
Morgan Stanley Senior Fixed/Floating Rate CMS and Index Linked Note, 9.000%, 06/30/2031 (c)	900,000	960,750
Natixis US Medium-Term Note Program LLC Callable Fixed-to Floating Capped Range Accrual Note, 10.000%, 10/31/2034 (c)	500,000	423,125
SG Structured Products, Inc. Callable Fixed to Variable Barrier Range Dual Index Linked Note, 10.750%, 11/27/2028 (c)	600,000	474,000

TOTAL STRUCTURED NOTES (Cost $5,240,465)		4,890,029

SECURED SUBORDINATED PROMISSORY NOTES - 6.63%
Aequitas Commercial Finance, LLC Secured Subordinated Promissory Note, 11.000%, 07/28/2019 (d) (f)	750,000	750,000

TOTAL SECURED SUBORDINATED PROMISSORY NOTES (Cost $750,000)		750,000

TOTAL INVESTMENTS (Cost $18,799,803) - 99.14%		$11,218,165
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.86%		96,869
NET ASSETS - 100.00%		$11,315,034

Percentages are stated as a percent of net assets.

(a)	Variable rate security. Rate shown represents the yield at December 31, 2015 and resets daily.
(b)	This security is currently valued by the Advisor using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee.
(c)	Variable rate security. Rate shown represents the rate in effect at December 31, 2015.
(d)	Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors.
(e)	Non-income producing security.
(f)	Security is illiquid at December 31, 2015, at which time the aggregate value of illiquid securities is $1,966,120 or 17.38% of net assets.
(g)	Issue is in default.
(h)	Security exempted from registration under Regulation S of the Securities Act of 1933.
(i)	Partial interest payments made during the period ended December 31, 2015.

See accompanying notes which are an integral part of these financial statements.

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

COMMON STOCK - 96.59%	Shares	Fair Value

Consumer Discretionary - 9.65%
General Motors Co.	9,000	$306,090
PetMed Express, Inc.	3,700	63,418
Sturm Ruger & Co., Inc.	3,800	226,518
Twenty-First Century Fox, Inc. - Class B	9,500	258,685
		854,711
Consumer Staples - 14.29%
Altria Group, Inc.	4,100	238,661
Nestle SA - ADR	4,200	312,564
Philip Morris International, Inc.	4,000	351,640
Unilever NV - ADR	6,100	264,252
Unilever PLC - ADR	2,300	99,176
		1,266,293
Energy - 8.45%
Chevron Corp.	2,200	197,912
Halliburton Co.	8,000	272,320
Helmerich & Payne, Inc.	3,000	160,650
SM Energy Co.	6,000	117,960
		748,842
Financials - 16.39%
Axis Capital Holdings Ltd.	5,300	297,966
CME Group, Inc.	4,000	362,400
M&T Bank Corp.	3,000	363,540
Outfront Media, Inc. - Class I	12,000	261,960
PRA Group, Inc. (a)	4,800	166,512
		1,452,378
Health Care - 14.28%
Abbott Laboratories	6,500	291,915
AbbVie, Inc.	4,800	284,353
Johnson & Johnson	2,900	297,888
Zoetis, Inc.	8,150	390,548
		1,264,704
Industrials - 13.73%
Copa Holdings SA - Class A	3,000	144,780
Houston Wire & Cable Co.	18,300	96,624
Lockheed Martin Corp.	1,700	369,155
Parker-Hannifin Corp.	1,800	174,564
United Technologies Corp.	2,600	249,782
Veritiv Corp. (a)	5,000	181,100
		1,216,005

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

COMMON STOCK - 96.59% (continued)	Shares	Fair Value

Information Technology - 17.99%
Apple, Inc.	2,900	$305,254
CDK Global, Inc.	6,900	327,543
Microsoft Corp.	7,100	393,908
QUALCOMM, Inc.	5,350	267,420
Sabre Corp.	10,700	299,279
		1,593,404
Materials - 1.81%
FMC Corp.	4,100	160,432

TOTAL COMMON STOCK (Cost $9,372,091)		8,556,769

MONEY MARKET SECURITIES - 3.36%
Federated Prime Obligations Fund - Institutional Shares, 0.24% (b)	297,146	297,146

TOTAL MONEY MARKET SECURITIES (Cost $297,146)		297,146

TOTAL INVESTMENTS (Cost $9,669,237) - 99.95%		$8,853,915
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.05%		4,704
NET ASSETS - 100.00%		$8,858,619

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the yield at December 31, 2015, is subject to change and resets daily.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015 (Unaudited)

	IMS Capital Value Fund	IMS Strategic Income Fund	IMS Dividend Growth Fund
Assets:
Investments in securities:
At cost	$37,784,454	$18,799,803	$9,669,237
At fair value	$39,662,170	$11,218,165	$8,853,915
Receivables:
Interest	64	234,016	13
Dividends	32,386	14,304	20,528
Fund shares sold	325	-	-
Investments sold	-	692,479	-
Prepaid expenses	15,531	18,831	6,816
Total assets	39,710,476	12,177,795	8,881,272

Liabilities:
Payables:
Line of credit borrowings	-	550,000	-
Due to custodian	-	277,410
Fund shares redeemed	2,778	1,486	-
Due to advisor	40,445	13,114	6,972
Due to administrator	8,831	3,396	3,019
Accrued expenses	14,189	17,355	12,662
Total liabilities	66,243	862,761	22,653
Net Assets	$39,644,233	$11,315,034	$8,858,619

Net Assets consist of:
Paid-in capital	$39,102,374	$68,570,570	$10,233,638
Accumulated undistributed net investment income (loss)	(136,842)	117,968	21,970
Accumulated net realized loss on investments	(1,199,015)	(49,791,866)	(581,667)
Net unrealized appreciation (depreciation) on investments	1,877,716	(7,581,638)	(815,322)
Total Net Assets	$39,644,233	$11,315,034	$8,858,619

Shares outstanding (unlimited number of shares authorized, no par value)	1,882,952	3,245,165	736,999
Net asset value and offering price per share	$21.05	$3.49	$12.02
Minimum redemption price per share (a)	$20.94	$3.47	$11.96

(a)	A redemption fee of 0.50% will be assessed on shares of the Fund that are redeemed within 90 days of purchase.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS
STATEMENTS OF OPERATIONS

For the Six Month Period Ended December 31, 2015 (Unaudited)

	IMS Capital Value Fund	IMS Strategic Income Fund	IMS Dividend Growth Fund

Investment income:
Dividends (net of foreign withholding taxes of $0, $780 and $0)	$275,335	$345,613	$135,431
Interest	699	622,101	61
Total investment income	276,034	967,714	135,492

Expenses:
Investment Advisor fees (a)	240,509	105,984	60,358
Accounting, administration and transfer agent fees and expenses (a)	53,114	24,133	18,400
Registration expenses	7,459	5,345	3,115
Miscellaneous expenses	10,512	7,498	5,468
Audit expenses	7,741	10,446	7,903
Custodian expenses	4,033	6,062	2,521
Trustee expenses	4,033	4,033	4,033
Pricing expenses	2,521	4,789	2,269
Insurance expenses	533	533	533
Legal expenses	-	-	2,269
Printing expenses	-	-	1,512
Interest expenses	7	1,485	83
Total expenses	330,462	170,308	108,464
Less: Fees waived by Advisor (a)	-	(4,347)	(14,725)
Net expenses	330,462	165,961	93,739

Net Investment Income (Loss)	(54,428)	801,753	41,753

Realized and unrealized gain (loss):
Net realized gain (loss) on investment securities	421,610	(1,868,517)	35,103
Change in unrealized appreciation (depreciation) on investment securities and foreign currency	(4,112,151)	(2,296,378)	(824,124)
Net realized and unrealized loss on investment securities and foreign currency	(3,690,541)	(4,164,895)	(789,021)

Net Decrease in Net Assets Resulting from Operations	$(3,744,969)	$(3,363,142)	$(747,268)

(a)	See Note 4 in the Notes to Financial Statements.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND
STATEMENT OF CASH FLOWS

For the Six Month Period Ended December 31, 2015 (Unaudited)

Increase (decrease) in cash:
Cash flows from operating activities:
Net decrease in net assets from operations	$(3,363,142)
Adjustments to reconcile net increase in net assets from operations to net cash provided from operating activities:
Accretion of discount/Amortization of premium, net	(79,858)
Purchase of investment securities	(43,767,256)
Proceeds from disposition of investment securities	48,667,743
Sales of short-term investment securities, net	313,101
Decrease in dividends and interest receivable	61,991
Increase in receivables for securities sold	(653,602)
Decrease in prepaid expenses	2,292
Decrease in accrued expenses	(43,611)
Increase in due to custodian	277,410
Net unrealized depreciation on investment securities and foreign currency	2,296,378
Net realized loss on investment securities	1,868, 517
Net cash provided from operating activities	5,302,553

Cash flows from financing activities:
Proceeds from loan	5,041,000
Payments on loan	(4,491,000)
Proceeds from Fund shares sold	217,276
Payment on Fund shares redeemed	(6,280,624)
Cash distributions paid	(66,615)
Net cash used in financing activities	(5,579,963)

Net decrease in cash	$-

Cash:
Beginning of period	$-
End of period	$-

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of distributions of $617,170, receivable for fund shares sold of $0 and payable for Fund shares redeemed of $1,486.

Interest paid by the Fund for outstanding balances on the line of credit amounted to $1,485.

See accompanying notes which are an integral part of these financial statements.

IMS CAPITAL VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Month
	Period Ended
	December 31, 2015	Year Ended June 30, 2015
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment loss	$(54,428)	$(67,864)
Net realized gain on investment securities	421,610	1,957,469
Change in unrealized appreciation (depreciation) on investment securities	(4,112,151)	1,733,525
Net increase (decrease) in net assets resulting from operations	(3,744,969)	3,623,130

Capital share transactions:
Proceeds from shares purchased	4,573,140	2,803,048
Amount paid for shares redeemed	(1,900,042)	(5,972,903)
Proceeds from redemption fees	425	40
Net increase (decrease) in net assets from share transactions	2,673,523	(3,169,815)

Total Increase (Decrease) in Net Assets	(1,071,446)	453,315

Net Assets:
Beginning of year/period	40,715,679	40,262,364

End of year/period	$39,644,233	$40,715,679
Accumulated net investment loss included in net assets at end of year/period	$(136,842)	$(82,414)

Capital Share Transactions
Shares purchased	212,099	125,688
Shares issued in reinvestment of distributions	-	-
Shares redeemed	(86,997)	(276,324)
Net increase (decrease) in capital shares	125,102	(150,636)

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Month
	Period Ended
	December 31, 2015	Year Ended June 30, 2015
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$801,753	$2,529,284
Net realized gain (loss) on investment securities and foreign currency	(1,868,517)	(5,508,272)
Change in unrealized depreciation on investment securities and foreign currency	(2,296,378)	(2,244,701)
Net decrease in net assets resulting from operations	(3,363,142)	(5,223,689)

Distributions
From net investment income	(683,785)	(2,125,624)
Return of capital	-	(625,375)
Total distributions	(683,785)	(2,750,999)

Capital share transactions:
Proceeds from shares purchased	149,049	2,783,020
Reinvestment of distributions	617,170	2,497,602
Amount paid for shares redeemed	(6,269,057)	(14,247,967)
Proceeds from redemption fees	92	2,150
Net decrease in net assets from share transactions	(5,502,746)	(8,965,195)

Total Decrease in Net Assets	(9,549,673)	(16,939,883)

Net Assets:
Beginning of year/period	20,864,707	37,804,590

End of year/period	$11,315,034	$20,864,707
Accumulated undistributed net investment income included in net assets at end of year/period	$117,968	$-

Capital Share Transactions
Shares purchased	34,792	538,510
Shares issued in reinvestment of distributions	150,290	480,708
Shares redeemed	(1,549,788)	(2,760,334)
Net decrease in capital shares	(1,364,706)	(1,741,116)

See accompanying notes which are an integral part of these financial statements.

IMS DIVIDEND GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Month
	Period Ended
	December 31, 2015	Year Ended June 30, 2015
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$41,753	$65,677
Net realized gain on investment securities	35,103	1,091,602
Change in unrealized depreciation on investment securities	(824,124)	(704,954)
Net increase (decrease) in net assets resulting from operations	(747,268)	452,325

Distributions
From net investment income	(22,865)	(66,410)
Total distributions	(22,865)	(66,410)

Capital share transactions:
Proceeds from shares purchased	496,518	2,335,156
Reinvestment of distributions	22,813	66,190
Amount paid for shares redeemed	(1,181,350)	(1,167,031)
Proceeds from redemption fees	17	49
Net increase (decrease) in net assets from share transactions	(662,002)	1,234,364

Total Increase (Decrease) in Net Assets	(1,432,135)	1,620,279

Net Assets:
Beginning of year/period	10,290,754	8,670,475

End of year/period	$8,858,619	$10,290,754
Accumulated undistributed net investment income included in net assets at end of year/period	$21,970	$2,658

Capital Share Transactions
Shares purchased	40,638	176,154
Shares issued in reinvestment of distributions	1,888	5,134
Shares redeemed	(95,480)	(88,322)
Net increase (decrease) in capital shares	(52,954)	92,966

See accompanying notes which are an integral part of these financial statements.

IMS CAPITAL VALUE FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Six Month Period Ended December 31, 2015		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012		Year Ended June 30, 2011
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$23.16		$21.10	$17.62	$14.99	$17.11		$12.69

Investment Operations:
Net investment income (loss)	(0.03)		(0.04)	(0.10)	0.01	(0.07)	(a)	(0.12)
Net realized and unrealized gain (loss) on investments	(2.08)		2.10	3.58	2.62	(2.05)		4.54
Total from investment operations	(2.11)		2.06	3.48	2.63	(2.12)		4.42

Paid in capital from redemption fees (b)	-		-	-	-	-		-

Net Asset Value, End of Year/Period	$21.05		$23.16	$21.10	$17.62	$14.99		$17.11

Total Return (c)	(9.11)%	(d)	9.76%	19.75%	17.54%	(12.39)%		34.83%

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$39,644		$40,716	$40,262	$35,031	$40,283		$59,509

Ratio of expenses to average net assets:	1.66%	(e)	1.74%	2.05%	2.06%	1.87%		1.85%

Ratio of net investment income (loss) to average net assets:	(0.27)%	(e)	(0.17)%	(0.50)%	0.12%	(0.46)%		(0.71)%

Portfolio turnover rate	30.66%	(d)	62.98%	110.42%	146.53%	98.21%		126.11%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Redemption fees resulted in less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Six Month Period Ended December 31, 2015		Year Ended June 30, 2015		Year Ended June 30, 2014		Year Ended June 30, 2013		Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$4.53		$5.95		$6.11		$6.08		$6.89	$6.50

Investment Operations:
Net investment income	0.27		0.45		0.56		0.59		0.62	0.62
Net realized and unrealized gain (loss) on investments and foreign currency	(1.08)		(1.37)		(0.15)		0.01	(a)	(0.82)	0.38
Total from investment operations	(0.81)		(0.92)		0.41		0.60		(0.20)	1.00

Less Distributions to shareholders:
From net investment income	(0.23)		(0.39)		(0.57)		(0.56)		(0.60)	(0.58)
Tax return of capital	-		(0.11)		-		(0.01)		(0.01)	(0.03)
Total distributions	(0.23)		(0.50)		(0.57)		(0.57)		(0.61)	(0.61)

Paid in capital from redemption fees (b)	-		-		-		-		-	-

Net Asset Value, End of Year/Period	$3.49		$4.53		$5.95		$6.11		$6.08	$6.89

Total Return (c)	(19.70)%	(g)	(16.13)%		7.00%		10.02%		(2.59)%	15.88%

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$11,315		$20,865		$37,805		$38,945		$34,026	$42,924

Ratio of expenses to average net assets:	1.97%	(h)(i)	1.96%	(f)	1.94%	(e)	1.95%	(d)	2.01%	1.97%
Ratio of expenses to average net assets before waiver & reimbursement:	2.02%	(h)(i)	1.92%	(f)	2.12%		2.06%		2.01%	1.97%

Ratio of net investment income to average net assets:	9.51%	(h)(i)	8.94%	(f)	9.27%	(e)	9.27%	(d)	9.90%	9.05%
Ratio of net investment income to average net assets before waiver & reimbursement:	9.45%	(h)(i)	8.90%	(f)	9.08%		9.16%		9.90%	9.05%

Portfolio turnover rate	279.85%	(g)	562.40%		371.35%		389.36%		392.81%	400.03%

(a)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net assets value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations.
(b)	Redemption fees resulted in less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	Effective November 1, 2012, the Advisor agreed to waive fees to maintain Fund expenses at 1.89% (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses).
(e)	Effective November 1, 2013, the Advisor agreed to waive fees to maintain Fund expenses at 1.95% (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses).
(f)	The ratios include 0.01% of interest expense during the year ended June 30, 2015.
(g)	Not annualized
(h)	Annualized.
(i)	The ratios include 0.02% of interest expense during the six month period ended December 31, 2015.

See accompanying notes which are an integral part of these financial statements.

IMS DIVIDEND GROWTH FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Six Month Period Ended December 31, 2015		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012		Year Ended June 30, 2011
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$13.03		$12.44	$10.96	$9.73	$9.85		$7.93

Investment Operations:
Net investment income	0.06		0.09	0.16	0.30	0.25		0.15
Net realized and unrealized gain (loss) on investments	(1.04)		0.59	1.46	1.44	(0.17)		1.90
Total from investment operations	(0.98)		0.68	1.62	1.74	0.08		2.05

Less Distributions to shareholders:
From net investment income	(0.03)		(0.09)	(0.14)	(0.38)	(0.20)		(0.13)
Tax return of capital	-		-	-	(0.13)	-		-
Total distributions	(0.03)		(0.09)	(0.14)	(0.51)	(0.20)		(0.13)

Paid in capital from redemption fees (a)	-		-	-	-	-		-

Net Asset Value, End of Year/Period	$12.02		$13.03	$12.44	$10.96	$9.73		$9.85

Total Return (b)	(7.52)%	(d)	5.48%	14.88%	18.10%	0.86%		25.91%

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$8,859		$10,291	$8,670	$8,000	$7,881		$8,622

Ratio of expenses to average net assets:	1.95%	(e)	1.95%	1.96%	1.97%	2.09%	(c)	2.66%
Ratio of expenses to average net assets before waiver & reimbursement:	2.26%	(e)	2.50%	2.50%	2.43%	2.25%		2.66%

Ratio of net investment income to average net assets:	0.87%	(e)	0.69%	1.39%	2.85%	2.51%	(c)	1.48%
Ratio of net investment income to average net assets before waiver & reimbursement:	0.56%	(e)	0.14%	0.86%	2.39%	2.35%		1.48%

Portfolio turnover rate	5.45%	(d)	86.92%	240.61%	97.55%	47.08%		161.85%

(a)	Redemption fees resulted in less than $0.005 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	Effective September 1, 2011, the Advisor agreed to waive fees to maintain Fund expenses at 1.95% (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses). Prior to that date, the Fund did not have an expense cap.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2015 (Unaudited)

NOTE 1. ORGANIZATION

The IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”), IMS Strategic Income Fund (the “Income Fund”) and IMS Dividend Growth Fund (the “Dividend Growth Fund”), were each organized as a diversified series of 360 Funds (the “Trust”) on June 20, 2014. The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The investment objective of the Value Fund is to provide long-term growth from capital appreciation and secondarily, income from dividends. The investment objective of the Income Fund is to provide current income and secondarily, capital appreciation. The investment objective of the Dividend Growth Fund is to provide long-term growth from capital appreciation and dividends. The investment advisor of each Fund is IMS Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reverse Convertible Bonds – The Funds may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year or less) that are linked to individual equity securities. These notes make regular interest payments by the issuer, but also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)
December 31, 2015 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six month period ended December 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended December 31, 2015, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2012.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Each Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITS) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid bonds or those bonds fair valued by the Advisor, if the Advisor’s research indicates a high recovery rate in restructuring, and the Fund expects to hold the bond until the issue is restructured, past due interest may not be written off in its entirety. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Purchasing Options – Each Fund may purchase and sell put and call options involving individual securities and market indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)
December 31, 2015 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The purchase of options involves certain risks. The purchase of options typically will limit a Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly.

Writing Options – Each Fund may write (sell) covered call options on common stocks in the Fund’s portfolio. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. A Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. The Funds will only engage in exchange-traded options transactions.

The investment objective of the Income Fund and Dividend Growth Fund as it relates to derivative investments is to use such investments in an effort to manage risk and/or generate returns.

Each Fund may write (sell) put options, including “out of the money” put options. When a Fund writes (sells) put options, the Fund receives the option premium, but will lose money if a decrease in the value of the security or index causes the Fund’s costs to cover its obligations upon exercise to increase to a level that is higher than the option premium the Fund received. Each Fund will sell a put option only if the obligation taken on by the sale of the put is “covered,” either 1) by maintaining a cash reserve or an investment in a money market fund equal to the amount necessary to purchase the underlying security if exercised, 2) by owning another put option with the same or a later expiration date and the same or a higher strike price, or 3) by owning another put option with the same or a later expiration date and a lower strike price in addition to cash equal to the difference between the strike price of the sold put and the strike price of the purchased put.

Dividends and Distributions – The Income Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. The Value Fund and Dividend Growth Fund intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)
December 31, 2015 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)
December 31, 2015 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

Fixed income securities such as corporate bonds, municipal bonds, reverse convertible bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. See the chart on page 24 for more information on the inputs used by the Advisor in determining fair value of such level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures on June 24, 2014, which established a Valuation Committee to work with the Advisor and report to the Board on securities being fair valued or manually priced. The Lead Chairman and Trustee for the 360 Funds, along with the Fund Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Advisor in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)
December 31, 2015 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used to value the Value Fund’s investments as of December 31, 2015:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$38,241,719	$–	$–	$38,241,719
Money Market Securities	1,420,451	–	–	1,420,451
Total	$39,662,170	$–	$–	$39,662,170

*	Refer to the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund did not hold any derivative instruments during the reporting period. During the six month period ended December 31, 2015, there were no transfers between levels. The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Income Fund’s investments as of December 31, 2015:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Corporate Bonds	$–	$2,517,825	$1,953,133	$4,470,958
Foreign Bonds	–	1,107,178	–	1,107,178
Structured Notes	–	4,890,029	–	4,890,029
Promissory Notes	–	–	750,000	750,000
Total	$–	$8,515,032	$2,703,133	$11,218,165

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)
December 31, 2015 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2015	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2015
Corporate Bonds	$2,501,346	$–	$1,049	$(539,648)	$–	$(9,614)	$–	$–	$1,953,133
Promissory Notes	–	–	–	–	750,000	–	–	–	750,000
Total	$2,501,346	$–	$1,049	$(539,648)	$750 000	$(9,614)	$–	$–	$2,703,133

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of December 31, 2015:

Quantitative information about Level 3 fair value measurements
	Fair value at 12/31/2015	Valuation technique(s)	Unobservable input	Range (Weighted Average)
Corporate bonds	$1,222,037	Market based	Dealer quote or historical prices	85-100.67 (95.2) (1)
	731,096	Asset based	Estimated value of issuers underlying assets (2)
Promissory Notes	750,000	Market based	Dealer quote or historical prices	100 (100) (1)

(1)
A significant decrease in the input in isolation would result in a significantly lower fair valuation measurement. (2) A significant increase in this input in isolation would result in a significantly higher fair value measurement.

The valuation technique for Performance Drilling Co. LLC, 6.000%, 09/30/2022 was changed from a market based technique to an asset based technique. These changes were made pursuant to the fair valuation committee's determination to use asset based techniques due to insufficient market information being available to determine a fair value.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2015 was $(539,648) as shown below.

Total Change in Unrealized Appreciation (Depreciation)
Corporate Bonds	$(539,648)
Total	$(539,648)

The Income Fund did not hold any derivative instruments during the six month period ended December 31, 2015. During the six month period ended December 31, 2015, there were no transfers between levels. See reconciliation of investments for Level 3 securities in chart above. The Income Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)
December 31, 2015 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of December 31, 2015:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$8,556,769	$–	$–	$8,556,769
Money Market Securities	297,146	–	–	297,146
Total	$8,853,915	$–	$–	$8,853,915

*	Refer to the Schedule of Investments for industry classifications.

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the six month period ended December 31, 2015, there were no transfers between levels. The Dividend Growth Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor serves as investment advisor to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust. Pursuant to the Advisory Agreement, the Advisor manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board of Trustees.

In addition, effective June 20, 2014 for the Income Fund and Dividend Growth Fund, and, effective October 31, 2014 for the Value Fund, the Advisor and the Funds have entered into an Expense Limitation Agreement under which the Advisor has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, shareholder servicing fees, extraordinary expenses, and, dividend and interest expenses in connection with securities sold short) to not more than 1.95% of the Funds’ average daily net assets through October 31, 2016, subject to the Advisor’s right to recoup payments on a rolling three-year basis, so long as the payments would not exceed the 1.95% expense cap.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)
December 31, 2015 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

Under the terms of the Advisory Agreement, the Funds are obligated to pay the Advisor a fee computed and accrued daily and paid monthly. Please see the chart below for information regarding the management fee rates, management fees earned, fee waivers and recoupments, and expenses reimbursed during the six month period ended December 31, 2015, as well as amounts due to the Advisor at December 31, 2015.

	Value Fund	Income Fund	Dividend Growth Fund
Management fee under Advisory Agreement (as a percentage of average net assets)	1.21%	1.26%	1.26%
Expense limitation (as a percentage of average net assets)	1.95%	1.95%	1.95%
Management fees earned	$240,509	$105,984	$60,358
Fees recouped (waived) and (expenses reimbursed)	$–	$(4,347)	$(14,725)
Payable to Advisor	$40,445	$13,114	$6,972

Each waiver or reimbursement by the Advisor is subject to repayment by the Funds within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Funds are able to make the repayment without exceeding the expense limitations in effect at the time the expenses were waived or currently in effect, whichever is lower as described above.

The amounts subject to repayment by the Income Fund and Dividend Growth Fund, pursuant to the aforementioned conditions, at June are as follows:

Fund	Amount	Expires June 30,
Income Fund	$29,135	2016
Income Fund	$73,509	2017
Income Fund	$4,347	2019
Dividend Growth Fund	$38,289	2016
Dividend Growth Fund	$45,290	2017
Dividend Growth Fund	$52,469	2018
Dividend Growth Fund	$14,725	2019

There are no amounts subject to repayment by the Capital Value Fund.

The Trust has entered into an Investment Company Services Agreement (the “Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)
December 31, 2015 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

For the six month period ended December 31, 2015, the Funds accrued servicing fees, including out of pocket expenses, as follows:

Fund	Service Fees
Value Fund	$53,114
Income Fund	24,133
Dividend Growth Fund	18,400

Certain officers and a Trustee of the Trust are also employees of M3Sixty.

Matrix Capital Group, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Funds for the six month period ended December 31, 2015.

The Distributor is not affiliated with the Adviser. The Distributor is an affiliate of M3Sixty.

NOTE 5. LINE OF CREDIT

During the six month period ended December 31, 2015, the IMS Funds each respectively entered into an agreement with The Huntington National Bank, the custodian of the Funds’ investments, to open secured lines of credit secured by the Funds’ investments. Borrowings under this agreement bear interest at LIBOR plus 1.500%. Maximum borrowings for each Fund are lesser of $1,500,000 or 10.000% of the Fund’s daily market value. The current agreement expires on June 13, 2016.

	Value Fund	Income Fund	Dividend Growth Fund
Total available bank line of credit as of December 31, 2015	$1,500,000	$1,121,817	$885,392
Average borrowings for the period	$6,859	$109,207	$21,065
Average interest rate for the period	1.706%	1.706%	1.706%
Highest balance drawn during the period	$162,000	$994,000	$231,000
Interest rate at December 31, 2015	1.769%	1.769%	1.769%
Line of credit borrowing at December 31, 2015	$–	$550,000	$–

NOTE 6. INVESTMENTS

For the six month period ended December 31, 2015, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Purchases
U.S. Government Obligations	$–	$–	$–
Other	16,346,213	43,767,256	510,764
Sales
U.S. Government Obligations	$–	$–	$–
Other	11,686,254	48,667,743	1,122,773

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)
December 31, 2015 (Unaudited)

NOTE 6. INVESTMENTS (continued)

As of December 31, 2015, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Gross Appreciation	$6,485,039	$112,706	$575,071
Gross (Depreciation)	(4,607,323)	(7,694,344)	(1,390,393)
Net Appreciation (Depreciation) on Investments	$1,877,716	$(7,581,638)	$(815,322)
Tax Cost	$37,784,454	$18,799,803	$9,669,237

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2015, National Financial Securities Corp. (“National Financial”) held, for the benefit of its customers, 38.36% of the Value Fund, 29.69% of the Income Fund and 29.88% of the Dividend Growth Fund. As a result, National Financial may be deemed to control the Value Fund, Income Fund and Dividend Growth Fund. As of December 31, 2015, TD Ameritrade, Inc. (“Ameritrade”) held, for the benefit of its customers, 28.30% of the Value Fund, 25.25% of the Income Fund and 51.79% of the Dividend Growth Fund. As a result, Ameritrade may be deemed to control the Value Fund, Income Fund and Dividend Growth Fund.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

Value Fund. For the six month period ended December 31, 2015, the Value Fund did not pay a distribution.

The tax characterization of distributions for the six month period ended December 31, 2015 and for the fiscal year ended June 30, 2015 was as follows:

Distributions paid from:	Six Month Period Ended December 31, 2015	Fiscal Year Ended June 30, 2015
Ordinary Income	$–	$–
Total Distributions paid	$–	$–

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)
December 31, 2015 (Unaudited)

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS (continued)

Income Fund. For the six month period ended December 31, 2015, the Income Fund paid monthly distributions totaling $0.230 per share.

The tax characterization of distributions for the six month period ended December 31, 2015 and for the fiscal year ended June 30, 2015 was as follows:

Distributions paid from:	Six Month Period Ended December 31, 2015	Fiscal Year Ended June 30, 2015
Ordinary Income	$683,785	$2,125,624
Return of Capital	–	625,375
Total Distributions paid	$683,785	$2,750,999

Dividend Growth Fund. For the six month period ended December 31, 2015, the Dividend Growth Fund paid distributions totaling $0.030 per share.

The tax characterization of distributions for the six month period ended December 31, 2015 and for the fiscal year ended June 30, 2015 was as follows:

Distributions paid from:	Six Month Period Ended December 31, 2015	Fiscal Year Ended June 30, 2015
Ordinary Income	$22,865	$66,410
Total Distributions paid	$22,865	$66,410

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of June 30, 2015, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Undistributed ordinary income	$–	$–	$3,082
Accumulated capital and other losses	(1,620,625)	(47,923,349)	(616,770)
Net unrealized appreciation (depreciation)	5,989,867	(5,285,260)	8,802
Other accumulated losses	(82.,414)	–	–
	$4,286,828	$(53,208,609)	$(604,886)

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For disclosure purposes, these deferrals are included in “accumulated capital and other losses” above.

As of June 30, 2015, accumulated capital and other losses noted above consist of:

	Capital Loss Carryforwards	Post-October Capital Losses	Late Year Ordinary Losses
Value Fund	$1,620,625	$–	$82,414
Income Fund	43,461,410	4,461,939	–
Dividend Growth Fund	616,770	–	–

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)
December 31, 2015 (Unaudited)

NOTE 10. CAPITAL LOSS CARRYFORWARDS

At June 30, 2015, for federal income tax purposes, the Funds have capital loss carryforwards, in the following amounts:

	Value Fund	Income Fund	Dividend Growth Fund
No expiration – short term	$–	$3,626,890	$–
No expiration – long term	–	4,321,953	–
Expires on June 30, 2016	–	1,678,970	–
Expires on June 30, 2017	–	7,045,965	–
Expires on June 30, 2018	1,620,625	24,109,306	616,770
Expires on June 30, 2019	–	2,678,326	–
	$1,620,625	$43,461,410	$616,346

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. Non-expiring carryforwards must be utilized prior to the utilization of carryforwards with expiration dates. During the year ended June 30, 2015, the Value Fund, Income Fund and Dividend Growth Fund utilized capital loss carryforwards of $1,957,469, $0 and $1,091,602, respectively.

NOTE 11. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)
December 31, 2015 (Unaudited)

NOTE 11. RESTRICTED SECURITIES (continued)

At December 31, 2015, the aggregate value of such securities amounted to $3,223,215 and the value amounts to 28.49% of the net assets of the Income Fund.

	Acquisition Date	Shares or Principal Amount	Amortized Cost	Fair Value
Aequitas Commercial Finance, LLC Secured
Subordinated Promissory Note, 11.000%, 07/28/2019, 144A	7/23/2015	750,000	$750,000	$750,000
Bridgemill Finance, LLC, 8.000%, 07/15/2017, 144A	7/12/2007	919,786	919,786	915,187
Cash Store Financial Services, Inc. 11.500%, 01/31/2017, 144A	5/21/2012(a)	1,289,000	1,169,210	178,174
Newland International Properties Corp., 9.500%, 07/03/2017, 144A	6/3/2011	632,850	577,842	221,498
Newland International Properties Corp., 9.500%, 07/03/2017, Reg S	6/3/2011	385,990	352,439	135,096
Oceanografia SA de CV, 11.250%, 07/15/2015, Reg S	12/6/2012(b)	1,150,000	1,018,414	23,000
Panama Canal Railway Co., 7.000%, 11/01/2026, Reg S	2/27/2013	554,400	537,600	549,410
Plaza of Orlando Condominium Finance Co. LLC, 5.500%, 05/15/2031, 144A	8/30/2006(c)	361,000	329,942	306,850
Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	9/22/2015	600,000	488,532	144,000
			$6,143,765	$3,223,215

(a)	Purchased on various dates beginning 05/21/2012.
(b)	Purchased on various dates beginning 12/06/2012.
(c)	Purchased on various dates beginning 08/30/2006.

NOTE 12. SUBSEQUENT EVENTS

On January 15, 2016, the Income Fund declared a dividend of $96,706, which was payable on January 15, 2016. On February 16, 2016, the Income Fund declared a dividend of $86,861, which was payable on February 16, 2016.

On February 22, 2016, it became apparent that Aequitas Capital Partners (“Aequitas”) may not be able to fund its current outstanding promissory notes and may undergo a restructuring of their debt.  The impact this would have on the fair value of any holdings of Aequitas notes is currently not known, however, the possibility exists that the amount received in a restructuring of the Fund's holding of Aequitas Commercial Finance, LLC Secured Subordinated Promissory Note, 11.000%, 07/28/2019 could be substantially lower than the fair value shown in the schedules of investments.

Management has evaluated subsequent events through the issuance of the financial statements and has noted no other such events that would require disclosure.

TRUSTEES AND OFFICERS – (Unaudited)
The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively. The Statement of Additional Information for each Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at (800) 934-5550.

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix Capital Group and M3Sixty Administration LLC. Each Trustee who is not an “interested person” receives a fee of $1,000 each year plus $125 per Board or committee meeting. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From the IMS Family of Funds[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the IMS Family of Funds Paid to Trustees[2]
Independent Trustees
Art Falk	$2,625	None	None	$2,625
Thomas Krausz	$2,250	None	None	$2,250
Tom M. Wirtshafter	$2,250	None	None	$2,250
Gary DiCenzo	$2,250	None	None	$2,250
Interested Trustee
Randall K. Linscott	None	None	None	None

[1]	Each of the Trustees serves as a Trustee to three (3) IMS Family of Funds of the Trust. The Trust currently offers fourteen (14) series of shares.
[2]	Figures are for the six month period ended December 31, 2015.

OTHER INFORMATION (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 934-5550 to request a copy of the SAI or to make shareholder inquiries.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 934-5550; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 934-5550; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. For the fiscal year ended June 30, 2016, certain distributions paid by the Funds may be subject to a maximum tax rate of 20%. The Income Fund and Dividend Growth Fund intend to designate up to a maximum amount of $683,785 and $22,865, respectively, as taxed at a maximum rate of 20%. There were no distributions paid by the Value Fund.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2016 to determine the calendar year amounts to be included on their 2015 tax returns. Shareholders should consult their own tax advisors.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
IMS Capital Management, Inc.
8995 S.E. Otty Road,
Portland, OR 97086

ADMINISTRATOR & TRANSFER AGENT
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
106 West 32nd Street
Suite 177
New York, NY 10001

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue
 Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

CUSTODIAN BANK
Huntington National Bank
41 South Street
 Columbus, OH 43125

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Principal Financial Officer
Date: March 4, 2016